UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
                                                BlackRock Liquid Environmentally Aware Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1 – Report to Stockholders
(a)     The Report to Shareholders is attached herewith.

BlackRock Liquid Environmentally Aware Fund

Institutional Shares | LEFXX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

What did the Fund invest in?

(as of July 31, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Institutional Shares ...
5.26%	5.26%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
Repurchase Agreements...
46.0%
Commercial Paper...
22.0
Certificates of Deposit...
11.2
Time Deposits...
8.1
Municipal Bonds...
1.8
U.S. Government Sponsored Agency Obligations...
1.1
U.S. Treasury Obligations...
0.6
Other Assets Less Liabilities...
9.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since July 31, 2023.

On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective June 14, 2024, the Fund no longer accepted purchase orders and the Fund was terminated on September 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Environmentally Aware Fund

Institutional Shares | LEFXX

Annual Shareholder Report — July 31, 2024

LEFXX-07/24-AR

BlackRock Liquid Environmentally Aware Fund

Direct Shares | LEDXX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direct Shares	$14	0.14%

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

What did the Fund invest in?

(as of July 31, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Direct Shares ...
5.32%	5.32%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
Repurchase Agreements...
46.0%
Commercial Paper...
22.0
Certificates of Deposit...
11.2
Time Deposits...
8.1
Municipal Bonds...
1.8
U.S. Government Sponsored Agency Obligations...
1.1
U.S. Treasury Obligations...
0.6
Other Assets Less Liabilities...
9.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since July 31, 2023.

On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective June 14, 2024, the Fund no longer accepted purchase orders and the Fund was terminated on September 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Environmentally Aware Fund

Direct Shares | LEDXX

Annual Shareholder Report — July 31, 2024

LEDXX-07/24-AR

BlackRock Liquid Environmentally Aware Fund

Great Pacific Shares | GPEXX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$21	0.20%

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

What did the Fund invest in?

(as of July 31, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Great Pacific Shares ...
5.25%	5.25%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
Repurchase Agreements...
46.0%
Commercial Paper...
22.0
Certificates of Deposit...
11.2
Time Deposits...
8.1
Municipal Bonds...
1.8
U.S. Government Sponsored Agency Obligations...
1.1
U.S. Treasury Obligations...
0.6
Other Assets Less Liabilities...
9.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since July 31, 2023.

On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective June 14, 2024, the Fund no longer accepted purchase orders and the Fund was terminated on September 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Environmentally Aware Fund

Great Pacific Shares | GPEXX

Annual Shareholder Report — July 31, 2024

GPEXX-07/24-AR

BlackRock Liquid Environmentally Aware Fund

Mischler Financial Group Shares | MFGXX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$21	0.20%

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

What did the Fund invest in?

(as of July 31, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Mischler Financial Group Shares ...
5.26%	5.26%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
Repurchase Agreements...
46.0%
Commercial Paper...
22.0
Certificates of Deposit...
11.2
Time Deposits...
8.1
Municipal Bonds...
1.8
U.S. Government Sponsored Agency Obligations...
1.1
U.S. Treasury Obligations...
0.6
Other Assets Less Liabilities...
9.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since July 31, 2023.

On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective June 14, 2024, the Fund no longer accepted purchase orders and the Fund was terminated on September 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Environmentally Aware Fund

Mischler Financial Group Shares | MFGXX

Annual Shareholder Report — July 31, 2024

MFGXX-07/24-AR

BlackRock Liquid Environmentally Aware Fund

Penserra Shares | PSLXX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$21	0.20%

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

What did the Fund invest in?

(as of July 31, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Penserra Shares ...
5.26%	5.26%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
Repurchase Agreements...
46.0%
Commercial Paper...
22.0
Certificates of Deposit...
11.2
Time Deposits...
8.1
Municipal Bonds...
1.8
U.S. Government Sponsored Agency Obligations...
1.1
U.S. Treasury Obligations...
0.6
Other Assets Less Liabilities...
9.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since July 31, 2023.

On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective June 14, 2024, the Fund no longer accepted purchase orders and the Fund was terminated on September 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Environmentally Aware Fund

Penserra Shares | PSLXX

Annual Shareholder Report — July 31, 2024

PSLXX-07/24-AR

BlackRock Liquid Environmentally Aware Fund

Investor A Shares | LEAXX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46	0.45%

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

What did the Fund invest in?

(as of July 31, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Investor A Shares ...
5.01%	5.01%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
Repurchase Agreements...
46.0%
Commercial Paper...
22.0
Certificates of Deposit...
11.2
Time Deposits...
8.1
Municipal Bonds...
1.8
U.S. Government Sponsored Agency Obligations...
1.1
U.S. Treasury Obligations...
0.6
Other Assets Less Liabilities...
9.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since July 31, 2023.

On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective June 14, 2024, the Fund no longer accepted purchase orders and the Fund was terminated on September 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Environmentally Aware Fund

Investor A Shares | LEAXX

Annual Shareholder Report — July 31, 2024

LEAXX-07/24-AR

(b)    Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End[3]
BlackRock Liquid Environmentally Aware Fund	$28,356	$28,356	$0	$4,000	$9,880	$9,900	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, tax distribution and analysis reviews..
3 Paid in their entirety by BlackRock, relating to a service organization review ("SSAE 18") and subscription to the Deloitte Accounting Research Tool. These amounts represent the aggregate fees paid by BlackRock and were not specifically allocated on a per Fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Environmentally Aware Fund	$9,880	$14,307

              Additionally, the amounts billed by D&T to the Investment Adviser and affiliated Fund Service Providers during the current and previous fiscal years related to a service organization review ("SSAE 18") and subscription to the Deloitte Accounting Research Tool are:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies – See Item 7
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual
Financial Statements
BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund

Table of Contents
Page

Schedule of Investments
July 31, 2024
BlackRock Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 0.4%
Bank of America NA , 6.00% , 08/21/24 ...... USD 3,000 $ 3,000,557
Yankee — 10.8%
(a)
Bank of Montreal, Chicago , 5.60% , 11/29/24 . 5,000 5,001,267
BNP Paribas SA, New York
5.72% , 08/19/24 .................. 3,000 3,000,289
5.23% , 12/18/24 .................. 4,000 3,995,973
Canadian Imperial Bank of Commerce, New
York , 5.17% , 02/07/25 .............. 4,000 3,995,746
Mitsubishi UFJ Trust & Banking Corp., New
York
(b)
(1-day SOFR + 0.18%), 5.51% , 08/27/24 .. 2,000 2,000,090
(1-day SOFR + 0.18%), 5.51% , 09/05/24 .. 3,000 3,000,178
(1-day SOFR + 0.20%), 5.53% , 10/01/24 .. 6,000 6,000,822
Mizuho Bank Ltd., New York
(b)
(1-day SOFR + 0.17%), 5.50% , 08/07/24 .. 5,000 5,000,068
(1-day SOFR + 0.19%), 5.52% , 09/26/24 .. 4,000 4,000,499
Natixis SA, New York , (1-day SOFR + 0.18%),
5.51% , 09/10/24
(b)
................. 5,500 5,500,666
Nordea Bank Abp, New York , (1-day SOFR +
0.15%), 5.48% , 08/12/24
(b)
........... 4,000 4,000,072
Skandinaviska Enskilda Banken AB, New York ,
(1-day SOFR + 0.17%), 5.50% , 09/27/24
(b)
. 3,000 3,000,200
Sumitomo Mitsui Banking Corp., New York
(b)
(1-day SOFR + 0.17%), 5.50% , 08/13/24 .. 4,500 4,500,085
(1-day SOFR + 0.20%), 5.53% , 09/23/24 .. 3,000 3,000,342
Sumitomo Mitsui Trust Bank Ltd., New York
5.46% , 08/26/24 .................. 5,000 5,000,202
(1-day SOFR + 0.17%), 5.50% , 08/26/24
(b)
. 2,000 2,000,123
(1-day SOFR + 0.17%), 5.50% , 09/05/24
(b)
. 7,000 7,000,610
Svenska Handelsbanken AB, New York ,
(1-day SOFR at 0.00% Floor + 0.20%),
5.53% , 10/03/24
(b)
................. 2,000 2,000,338
Toronto-Dominion Bank (The), New York ,
6.00% , 10/02/24 .................. 2,000 2,001,163
73,998,733
Total Certificates of Deposit — 11 .2%
(Cost: $ 77,000,062 ) ............................... 76,999,290
Commercial Paper
Albion Capital Corp. SA , 5.50%
,
08/20/24
(c)
.. 3,500 3,489,487
Alinghi Funding Co. LLC , 5.48%
,
10/04/24
(c)
.. 11,000 10,893,743
Aquitaine Funding Co. LLC
(c)
5.46% , 08/09/24 .................. 5,602 5,594,472
5.48% , 08/15/24 .................. 8,000 7,982,033
5.49% , 08/22/24
(d)
................. 11,000 10,963,690
Atlantic Asset Securitization LLC , (1-day SOFR
+ 0.18%), 5.51%
,
08/01/24
(b) (d)
......... 7,000 7,000,076
Australia & New Zealand Banking Group Ltd.
(c)(d)
5.42% , 08/29/24 .................. 6,500 6,472,144
5.31% , 01/06/25 .................. 2,000 1,954,773
Bank of America Securities, Inc. , (1-day SOFR
+ 0.20%), 5.53%
,
09/26/24
(b)
.......... 4,000 4,000,374
Bank of Montreal , 5.49%
,
11/07/24
(c)
....... 8,500 8,375,271
Britannia Funding Co. LLC , 5.47%
,
08/20/24
(c) (d)
7,000 6,979,097
Caisse d'Amortissement de la Dette Sociale ,
5.41%
,
08/26/24
(c) (d)
................ 8,000 7,969,301
Caisse des Depots et Consignations , 5.42%
,
08/29/24
(c) (d)
..................... 7,000 6,970,001
Chariot Funding LLC
(c)(d)
5.41% , 08/02/24 .................. 6,000 5,998,223
5.45% , 08/21/24 .................. 6,000 5,981,247
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Columbia Funding Co. LLC , 5.50%
,
09/19/24
(c)
USD 5,500 $ 5,458,903
DNB Bank ASA , 5.28%
,
01/22/25
(c) (d)
....... 4,000 3,901,154
HAT Holdings I LLC , 5.49%
,
08/26/24
(c)
..... 7,000 6,972,751
ING US Funding LLC , 5.47%
,
09/03/24
(c) (d)
... 3,000 2,984,779
Macquarie Bank Ltd.
5.44% , 08/01/24
(c) (d)
................ 2,000 1,999,702
(1-day SOFR + 0.17%), 5.50% , 08/16/24
(b) (d)
7,000 7,000,241
5.48% , 08/28/24
(c)
................. 3,500 3,485,354
National Australia Bank Ltd.
(d)
5.46% , 10/04/24
(c)
................. 6,000 5,942,222
(1-day SOFR + 0.21%), 5.54% , 10/15/24
(b)
6,500 6,501,541
(1-day SOFR + 0.19%), 5.52% , 10/21/24
(b)
4,000 4,000,901
Skandinaviska Enskilda Banken AB , (1-day
SOFR + 0.20%), 5.53%
,
10/01/24
(b) (d)
.... 2,000 2,000,256
Total Commercial Paper — 22 .0%
(Cost: $ 150,892,867 ) .............................. 150,871,736
Municipal Bonds
Colorado — 1.5%
(e)
Colorado Housing & Finance Authority , Series
2021C-2 , RB , VRDN ( Federal Home Loan
Bank SBPA ) , 5.35% , 08/07/24 ......... 4,935 4,935,000
Colorado Housing & Finance Authority , Series
2021M-2 , RB , VRDN ( Barclays Bank plc
SBPA ) , 5.36% , 08/07/24 ............. 5,370 5,370,000
10,305,000
Other — 0.3%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043 , RB , VRDN
( Mizuho Bank Ltd. LOC ) , 5.44% , 08/07/24
(d) (e)
(f)
............................. 1,770 1,770,000
Total Municipal Bonds — 1 .8%
(Cost: $ 12,075,000 ) ............................... 12,075,000
Time Deposits
Canadian Imperial Bank of Commerce ,
5.32% , 08/01/24 .................. 10,000 10,000,000
Credit Agricole Corporate & Investment Bank
SA , 5.30% , 08/01/24 ............... 24,734 24,734,000
Royal Bank of Canada , 5.32% , 08/01/24 .... 4,000 4,000,000
Skandinaviska Enskilda Banken AB ,
5.33% , 08/01/24 .................. 17,000 17,000,000
Total Time Deposits — 8 .1%
(Cost: $ 55,734,000 ) ............................... 55,734,000
U.S. Government Sponsored Agency Obligations
Agency Obligations — 1.1%
United States International Development
Finance Corp. Variable Rate Notes
(3-mo. Treasury Bill Rate + 0.00%),
5.49% , 08/07/24
(b)
............... 7,554 7,553,571
Total U.S. Government Sponsored Agency Obligations — 1.1%
(Cost: $ 7,553,571 ) ............................... 7,553,571

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills , 5.21% , 10/03/24
(c)
...... USD 3,500 $ 3,468,314
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield at 0.00% Floor +
0.17%), 5.43% , 04/30/25
(b)
........... 1,000 1,000,168
Total U.S. Treasury Obligations — 0 .6%
(Cost: $ 4,469,329 ) ............................... 4,468,482
Total Repurchase Agreements — 46 .0%
(Cost: $ 316,000,000 ) .............................. 316,000,000
Total Investments — 90 .8%
(Cost: $ 623,724,829 )
(g)
............................. 623,702,079
Other Assets Less Liabilities — 9.2% .................... 63,502,431
Net Assets — 100.0% ...............................
$ 687,204,510
(a)
Issuer is a U.S. branch of a foreign domiciled bank.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .35% 07/31/24 08/01/24 $ 21,000 $ 21,000,000 $ 21,003,121
U.S. Government
Sponsored Agency
Obligations, 0.00% to
3.50%, due 05/20/42 to
02/20/68 ......... $ 350,454,958 $ 22,050,001
– –
BMO Capital Markets
Corp. .......... 5 .35 07/31/24 08/01/24 120,000 120,000,000 120,017,833
U.S. Government
Sponsored Agency
Obligations, 0.00% to
9.58%, due 11/25/24 to
02/20/74 ......... 3,278,131,460 125,997,540
– –
Citigroup Global Markets,
Inc. ........... 5 .35 07/31/24 08/01/24 65,000 65,000,000 65,009,660
U.S. Treasury
Obligation, 3.13%, due
08/31/27 ......... 67,441,700 66,300,083
– –
Goldman Sachs & Co.
LLC ........... 5 .35 07/31/24 08/01/24 100,000 100,000,000 100,014,861
U.S. Treasury
Obligation, 0.00%, due
08/15/31 ......... 136,639,473 102,000,000
– –
JP Morgan Securities
LLC ........... 5 .35 07/31/24 08/01/24 10,000 10,000,000 10,001,486
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
03/20/52 ......... 13,645,278 10,200,001
– –
$ 316,000,000 $ 326,547,625
– –

Schedule of Investments
(continued)
July 31, 2024
BlackRock Liquid Environmentally Aware Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 76,999,290 $ — $ 76,999,290
Commercial Paper ....................................... — 150,871,736 — 150,871,736
Municipal Bonds ......................................... — 12,075,000 — 12,075,000
Repurchase Agreements ................................... — 316,000,000 — 316,000,000
Time Deposits .......................................... — 55,734,000 — 55,734,000
U.S. Government Sponsored Agency Obligations ................... — 7,553,571 — 7,553,571
U.S. Treasury Obligations ................................... — 4,468,482 — 4,468,482
$ — $ 623,702,079 $ — $ 623,702,079

Statement of Assets and Liabilities

July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 307,702,079
Cash ............................................................................................................. 63,909,334
Repurchase agreements, at value
(b)
......................................................................................... 316,000,000
Receivables: –
Capital shares sold ................................................................................................... 2,120,931
Interest — unaffiliated ................................................................................................. 1,415,491
From the Manager ................................................................................................... 27,069
Prepaid e xpenses ..................................................................................................... 126,839
Total a ssets .........................................................................................................
691,301,743
LIABILITIES
Payables: –
Administration fees ................................................................................................... 103,992
Capital shares redeemed ............................................................................................... 1,740,136
Income dividend distributions ............................................................................................ 1,893,792
Investment advisory fees .............................................................................................. 130,162
Trustees' and Officer's fees ............................................................................................. 2,140
Professional fees .................................................................................................... 69,266
Service fees ....................................................................................................... 206
Other accrued expenses ............................................................................................... 157,539
Total li abilities ........................................................................................................
4,097,233
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 687,204,510
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 687,191,221
Accumulated earnings .................................................................................................. 13,289
NET ASSETS ........................................................................................................
$ 687,204,510
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 307,724,829
(b)
  Repurchase agreements, at cost .................................................................................. $ 316,000,000

Statement of Assets and Liabilities
(continued)
July 31, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 461,247,997
Shares outstanding ...................................................................................................
461,179,190
Net asset value .....................................................................................................
$ 1.0001
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Bancroft Capital
Net assets .........................................................................................................
$ —
Shares outstanding ...................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
—
Par value ......................................................................................................... $ —
Cabrera Capital Markets
Net assets .........................................................................................................
$ —
Shares outstanding ...................................................................................................
—
Net asset value .....................................................................................................
$ —
Shares authorized ...................................................................................................
—
Par value ......................................................................................................... $ —
Direct
Net assets .........................................................................................................
$ 224,744,578
Shares outstanding ...................................................................................................
224,695,151
Net asset value .....................................................................................................
$ 1.0002
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Great Pacific
Net assets .........................................................................................................
$ 108,470
Shares outstanding ...................................................................................................
108,467
Net asset value .....................................................................................................
$ 1.0000
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Mischler Financial Group
Net assets .........................................................................................................
$ 55,075
Shares outstanding ...................................................................................................
55,065
Net asset value .....................................................................................................
$ 1.0002
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Penserra
Net assets .........................................................................................................
$ 55,082
Shares outstanding ...................................................................................................
55,073
Net asset value .....................................................................................................
$ 1.0002
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 993,308
Shares outstanding ...................................................................................................
993,144
Net asset value .....................................................................................................
$ 1.0002
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 59,474,797
Total investment income .................................................................................................
59,474,797
EXPENSES
Investment advisory .................................................................................................. 1,077,753
Administration — class specific .......................................................................................... 749,285
Registration ....................................................................................................... 168,687
Professional ....................................................................................................... 146,775
Printing and postage ................................................................................................. 91,755
Accounting services .................................................................................................. 70,613
Custodian ......................................................................................................... 30,764
Trustees and Officer .................................................................................................. 15,057
Transfer agent — class specific .......................................................................................... 5,390
Service — class specific ............................................................................................... 2,348
Miscellaneous ...................................................................................................... 59,561
Total expenses .......................................................................................................
2,417,988
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (581,072)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (5,390)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,831,526
Net investment income ..................................................................................................
57,643,271
REALIZED AND UNREALIZED GAIN (LOSS) $ 150,423
Net realized gain from investments ........................................................................................ 9,366
Net change in unrealized appreciation on investments ........................................................................... 141,057
Net realized and unrealized gain ...........................................................................................
150,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 57,793,694

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Liquid Environmentally Aware
Fund
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 57,643,271  $ 50,185,318
Net realized gain .................................................................................. 9,366  256
Net change in unrealized appreciation (depreciation) .......................................................... 141,057  490,138
Net increase in net assets resulting from operations ............................................................. 57,793,694  50,675,712
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (26,890,836) (18,216,907)
Bancroft Capital .................................................................................. (3,600) (2,085)
Cabrera Capital Markets ............................................................................ (7,146) (5,208)
Direct ......................................................................................... (29,461,100) (31,049,277)
Great Pacific .................................................................................... (24,691) (14,407)
Mischler Financial Group ............................................................................ (1,205,466) (861,956)
Penserra ...................................................................................... (2,844) (2,086)
Investor A ...................................................................................... (47,594) (33,430)
Decrease in net assets resulting from distributions to shareholders ................................................... (57,643,277) (50,185,356)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (599,583,156) 184,636,825
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (599,432,739) 185,127,181
Beginning of year .................................................................................... 1,286,637,249  1,101,510,068
End of year ........................................................................................
$ 687,204,510  $ 1,286,637,249
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

2
BlackRock Liquid Environmentally Aware Fund
Institutional
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..............................
$ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Net investment income
(a)
....................................
0 .0531  0 .0430  0 .0032  0 .0005  0 .0116
Net realized and unrealized gain (loss) ...........................
0 .0000
(b)
( 0 .0018 )
(c)
( 0 .0008 ) ( 0 .0003 ) 0 .0021
Net increase from investment operations ........................... 0.0531  0.0412  0.0024  0.0002  0.0137
Distributions
(d)
– – – – –
From net investment income .................................
( 0 .0531 ) ( 0 .0408 ) ( 0 .0032 ) ( 0 .0006 ) ( 0 .0128 )
From net realized gain ......................................
—  —  —  ( 0 .0001 ) ( 0 .0000 )
(e)
Total distributions ........................................... (0.0531) (0.0408) (0.0032) (0.0007) (0.0128)
Net asset value, end of year .................................. $ 1.0001  $ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010
Total Return
(f)
Based on net asset value ..................................... 5.44% 4.20% 0.24% 0.02% 1.38%
Ratios to Average Net Assets
Total expen ses ............................................
0.26% 0.25% 0.26% 0.24% 0.28%
Total expenses after fees waived and/or reimbursed ...................
0.20% 0.20% 0.16% 0.17% 0.21%
Net investment income ......................................
5.31% 4.30% 0.32% 0.05% 1.16%
Supplemental Data
Net assets, end of year (000) ................................... $ 461,248  $ 495,968  $ 240,465  $ 322,578  $ 227,698
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Environmentally Aware Fund
Direct
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..............................
$ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Net investment income
(a)
....................................
0 .0538  0 .0410  0 .0034  0 .0010  0 .0125
Net realized and unrealized gain (loss) ...........................
0 .0000
(b)
0 .0008  ( 0 .0007 ) ( 0 .0005 ) 0 .0021
Net increase from investment operations ........................... 0.0538  0.0418  0.0027  0.0005  0.0146
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .0537 ) ( 0 .0414 ) ( 0 .0035 ) ( 0 .0009 ) ( 0 .0137 )
From net realized gain ......................................
—  —  —  ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................................... (0.0537) (0.0414) (0.0035) (0.0010) (0.0137)
Net asset value, end of year .................................. $ 1.0002  $ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010
Total Return
(e)
Based on net asset value ..................................... 5.52% 4.26% 0.27% 0.06% 1.47%
Ratios to Average Net Assets
Total expen ses ............................................
0.19% 0.19% 0.19% 0.18% 0.19%
Total expenses after fees waived and/or reimbursed ...................
0.14% 0.14% 0.13% 0.14% 0.12%
Net investment income ......................................
5.38% 4.10% 0.34% 0.10% 1.25%
Supplemental Data
Net assets, end of year (000) ................................... $ 224,745  $ 763,959  $ 850,305  $ 893,026  $ 886,881
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Liquid Environmentally Aware Fund
Great Pacific
Year Ended
07/31/24
Year Ended
07/31/23
Period from
05/02/22
(a)
to 07/31/22
Net asset value, beginning of period .........................................................
$ 1.0001  $ 0.9996  $ 0.9996
Net investment income
(b)
.................................................................
0 .0532  0 .0464  0 .0026
Net realized and unrealized gain (loss) ........................................................
( 0 .0002 )
(c)
( 0 .0051 )
(c)
0 .0000
(d)
Net increase from investment operations ........................................................ 0.0530  0.0413  0.0026
Distributions from net investment income
(e)
.................................................... (0.0531) (0.0408) (0.0026)
Net asset value, end of period .............................................................. $ 1.0000  $ 1.0001  $ 0.9996
Total Return
(f)
Based on net asset value .................................................................. 5.43% 4.21% 0.26%
(g)
Ratios to Average Net Assets
Total expen ses .........................................................................
0.28% 0.27% 0.27%
(h)
Total expenses after fees waived and/or reimbursed ................................................
0.20% 0.20% 0.20%
(h)
Net investment income ...................................................................
5.32% 4.64% 1.06%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 108  $ 500  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is less than $0.00005 per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Environmentally Aware Fund
Mischler Financial Group
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Period from
05/20/21
(a)
to 07/31/21
Net asset value, beginning of period .........................................
$ 1.0002  $ 0.9997  $ 1.0005  $ 1.0005
Net investment income
(b)
.................................................
0 .0532  0 .0442  0 .0027  0 .0000
(c)
Net realized and unrealized gain (loss) ........................................
( 0 .0001 )
(d)
( 0 .0029 )
(d)
( 0 .0003 ) 0 .0000
(c) (d)
Net increase from investment operations ........................................ 0.0531  0.0413  0.0024  0.0000
Distributions from net investment income
(e)
.................................... (0.0531) (0.0408) (0.0032) (0.0000)
(f)
Net asset value, end of period .............................................. $ 1.0002  $ 1.0002  $ 0.9997  $ 1.0005
Total Return
(g)
Based on net asset value .................................................. 5.44% 4.21% 0.24% 0.00%
(h) (i)
Ratios to Average Net Assets
Total expen ses .........................................................
0.26% 0.25% 0.25% 0.26%
(j)
Total expenses after fees waived and/or reimbursed ................................
0.20% 0.20% 0.17% 0.14%
(j)
Net investment income ...................................................
5.32% 4.42% 0.27% 0.02%
(j)
Supplemental Data
Net assets, end of period (000) .............................................. $ 55  $ 25,046  $ 10,023  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Amount is greater than $(0.00005) per share.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Amount is less than 0.005%.
(j)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Liquid Environmentally Aware Fund
Penserra
Year Ended
07/31/24
Year Ended
07/31/23
Period from
01/21/22
(a)
to 07/31/22
Net asset value, beginning of period .........................................................
$ 1.0001  $ 0.9997  $ 1.0001
Net investment income
(b)
.................................................................
0 .0531  0 .0409  0 .0030
Net realized and unrealized gain (loss) ........................................................
0 .0001  0 .0003  ( 0 .0004 )
Net increase from investment operations ........................................................ 0.0532  0.0412  0.0026
Distributions from net investment income
(c)
.................................................... (0.0531) (0.0408) (0.0030)
Net asset value, end of period .............................................................. $ 1.0002  $ 1.0001  $ 0.9997
Total Return
(d)
Based on net asset value .................................................................. 5.45% 4.20% 0.26%
(e)
Ratios to Average Net Assets
Total expen ses .........................................................................
0.31% 0.33% 0.32%
(f)
Total expenses after fees waived and/or reimbursed ................................................
0.20% 0.20% 0.19%
(f)
Net investment income ...................................................................
5.31% 4.09% 0.57%
(f)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 55  $ 52  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Environmentally Aware Fund
Investor A
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ............................
$ 1.0002  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Net investment income
(a)
..................................
0 .0506  0 .0411  0 .0024  0 .0004  0 .0098
Net realized and unrealized gain (loss) .........................
( 0 .0000 )
(b) (c)
( 0 .0023 )
(c)
( 0 .0008 ) ( 0 .0004 ) 0 .0015
Net increase from investment operations ......................... 0.0506  0.0388  0.0016  0.0000  0.0113
Distributions
(d)
– – – – –
From net investment income ...............................
( 0 .0506 ) ( 0 .0383 ) ( 0 .0024 ) ( 0 .0004 ) ( 0 .0104 )
From net realized gain ....................................
—  —  —  ( 0 .0001 ) ( 0 .0000 )
(b)
Total distributions ......................................... (0.0506) (0.0383) (0.0024) (0.0005) (0.0104)
Net asset value, end of year ................................ $ 1.0002  $ 1.0002  $ 0.9997  $ 1.0005  $ 1.0010
Total Return
(e)
Based on net asset value ................................... 5.18% 3.95% 0.16% 0.00%
(f)
1.13%
Ratios to Average Net Assets
Total expen ses ..........................................
0.58% 0.55% 0.63% 0.61% 0.56%
Total expenses after fees waived and/or reimbursed .................
0.45% 0.45% 0.25% 0.19% 0.45%
Net investment income ....................................
5.07% 4.11% 0.24% 0.04% 0.98%
Supplemental Data
Net assets, end of year (000) ................................. $ 993  $ 880  $ 518  $ 286  $ 351
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Direct Shares are generally only available to investors on eligible electronic platforms. Bancroft Capital Shares are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are only available to clients of Penserra Securities LLC and its affiliates. Great Pacific Shares are only available to clients of Great Pacific Securities and its affiliates. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor
A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
If you are no longer a client of Bancroft Capital, LLC, you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional
Shares of the Fund.
(b)
If you are no longer a client of Cabrera Capital Markets LLC, you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of the Fund.
(c)
If you are no longer a client of Great Pacific Securities LLC, you are not eligible to hold Great Pacific Shares and any Great Pacific Shares you hold will be converted to Institutional
Shares of the Fund.
(d)
If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of the Fund.
(e)
If you are no longer a client of Penserra Securities LLC, you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of the
Fund.
The Fund prices and transacts its shares at a net asset value ("NAV") per share calculated to four decimal places, reflecting market-based values of its portfolio holdings
(i.e., at a “floating” NAV).
With respect to the Fund, the Board of Trustees of the Trust (the "Board"), or its delegate, may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Fund.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On May 16, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective June 14, 2024, the Fund no longer accepted purchase orders and the Fund will be terminated on or about September 5, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional ............................................... No No None
Bancroft Capital ............................................. No No None
(a)
Cabrera Capital Markets ....................................... No No None
(b)
Direct ................................................... No No None
Great Pacific ............................................... No No None
(c)
Mischler Financial Group ....................................... No No None
(d)
Penserra ................................................. No No None
(e)
Investor A ................................................ No No None

Notes to Financial Statements
(continued)

Notes to Financial Statements
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Fund's net assets.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2024, the class specific service fees borne directly by Investor A Shares of the Fund were $2,348.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.10% of the average daily net assets for Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Great Pacific Shares, Mischler
Financial Group Shares, Penserra Shares and Investor A Shares and 0.04% of the average daily net assets for Direct Shares.
For the year ended July 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
For the year ended July 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous
Other Expenses (“expense limitation”) through June 30, 2034 . Miscellaneous other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.00% for the Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares,
Direct Shares, Great Pacific Shares, Mischler Financial Group Shares, Penserra Shares and Investor A Shares.
For the year, the Manager waived and/or reimbursed $581,072, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as transfer agent fees waived and/or reimbursed by the Manager — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Administration fees -
class specific ...... $ 505,989 $ 68 $ 134 $ 218,978 $ 464 $ 22,658 $ 54 $ 940 $ 749,285
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Transfer agent fees -
class specific ...... $ 4,274 $ 25 $ 73 $ 78 $ 116 $ 90 $ 27 $ 707 $ 5,390

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended July 31, 2024, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2024, the tax components of accumulated earnings (loss) were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Share Class
Transfer Agent Fees
Waived and/or Reimbursed
by the Manager - Class
Specific
Institutional ....................................................................................................... $ 4,274
Bancroft Capital .................................................................................................... 25
Cabrera Capital Markets .............................................................................................. 73
Direct ........................................................................................................... 78
Great Pacific ...................................................................................................... 116
Mischler Financial Group .............................................................................................. 90
Penserra ........................................................................................................ 27
Investor A ........................................................................................................ 707
$ 5,390
Fund Name
Year Ended
07/31/24
Year Ended
07/31/23
Liquid Environmentally Aware Fund
Ordinary income ........................................................................................... $ 57,643,277 $ 50,185,356
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses) Total
Liquid Environmentally Aware Fund .......................................................... $ 36,039 $ (22,750) $ 13,289

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Fund’s operations and return potential.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

Notes to Financial Statements
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for the Fund were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class were as follows:
9. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
On September 5, 2024, all of the assets of the Fund were liquidated, the shares of any shareholders were redeemed at NAV per share and the Fund was terminated.
Year Ended
07/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Liquid Environmentally Aware Fund
Institutional
Shares sold .............................................
832,827,018 $ 833,034,706 683,802,939 $ 683,886,009
Shares issued in reinvestment of distributions ........................
22,803,773 22,809,608 16,256,834 16,258,908
Shares redeemed .........................................
(890,368,835) (890,587,681) (444,693,659) (444,767,864)
(34,738,044) $ (34,743,367) 255,366,114 $ 255,377,053
Bancroft Capital
Shares sold .............................................
126,587 $ 126,601 — $ —
Shares issued in reinvestment of distributions ........................
3,001 3,002 2,085 2,085
Shares redeemed .........................................
(181,809) (181,832) — —
(52,221) $ (52,229) 2,085 $ 2,085
Cabrera Capital Markets
Shares sold .............................................
1 $ 1 124,949 $ 124,994
Shares issued in reinvestment of distributions ........................
6,622 6,625 5,208 5,208
Shares redeemed .........................................
(186,916) (186,964) — —
(180,293) $ (180,338) 130,157 $ 130,202
Direct
Shares sold .............................................
35,488,653 $ 35,499,685 36,040,097 $ 36,043,282
Shares issued in reinvestment of distributions ........................
22,800,521 22,808,219 22,287,855 22,291,117
Shares redeemed .........................................
(597,442,981) (597,648,593) (145,055,297) (145,042,582)
(539,153,807) $ (539,340,689) (86,727,345) $ (86,708,183)
Great Pacific
Shares sold .............................................
— $ — 434,985 $ 435,001
Shares issued in reinvestment of distributions ........................
23,551 23,558 14,407 14,407
Shares redeemed .........................................
(414,628) (414,675) — —
(391,077) $ (391,117) 449,392 $ 449,408
Mischler Financial Group
Shares sold .............................................
— $ 809 24,990,003 $ 25,000,000
Shares issued in reinvestment of distributions ........................
115,723 115,757 2,086 2,086
Shares redeemed .........................................
(25,102,884) (25,107,904) (9,975,515) (9,979,653)
(24,987,161) $ (24,991,338) 15,016,574 $ 15,022,433
Penserra
Shares issued in reinvestment of distributions ........................
2,843 2,844 2,086 2,086
2,843 $ 2,844 2,086 $ 2,086
Investor A
Shares sold and automatic conversion of shares .......................
1,579,828 $ 1,580,333 1,292,480 $ 1,292,316
Shares issued in reinvestment of distributions ........................
41,238 41,250 23,398 23,398
Shares redeemed .........................................
(1,507,905) (1,508,505) (953,833) (953,973)
113,161 $ 113,078 362,045 $ 361,741
(599,386,599) $ (599,583,156) 184,601,108 $ 184,636,825

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements

To the Shareholders of BlackRock Liquid Environmentally Aware Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Liquid Environmentally Aware Fund of BlackRock Funds
SM
(the “Fund”), including the
schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
September 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
Fund Name Federal Obligation Interest
Liquid Environmentally Aware Fund ...................................................................................... $ 995,324
Fund Name Interest Dividends
Liquid Environmentally Aware Fund ...................................................................................... $ 57,643,271
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Liquid Environmentally Aware Fund ................................................................... $ 46,531,896 $ 256

Additional Information
2024
BlackRock Annual Financial Statements

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the
“April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Liquid Environmentally Aware Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2024
BlackRock Annual Financial Statements

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one-
and three-year periods reported, the Fund outperformed and underperformed, respectively its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report
2024
BlackRock Annual Financial Statements

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: September 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 20, 2024